UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Matt Jacobson
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Matt Jacobson  San Francisco, CA    July 13, 2007

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    none

Form 13F information table entry total: 93

Form 13F information table value total: $197,062,000

                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer          Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager  (a)Sole (b) (c) None


3M                             COM      604059 10 5    4,005       46,150 SH   SOLE              0   0   46,150
Abbott Labs                    COM      002824 10 0    2,876       53,717 SH   SOLE              0   0   53,717
Adobe Sys Inc	               COM      00724F 10 1      934       23,275 SH   SOLE              0   0   23,275
Amgen Inc.                     COM      031162 10 0    2,173       39,317 SH   SOLE              0   0   39,317
Anadarko Petroleum             COM      032511 10 7    1,009       19,425 SH   SOLE              0   0   19,425
Anheuser Busch Cos Inc         COM      035229 10 3    3,420       65,584 SH   SOLE              0   0   65,584
AT&T Corp                  COM NEW      00206R 10 2    4,752	   114,528SH   SOLE              0   0  114,528
Auto Data Processing In        COM      053015 10 3    2,699       55,695 SH   SOLE              0   0   55,695
Bank of America Corporation    COM      060505 10 4    1,847       37,788 SH   SOLE              0   0   37,788
Baxter Intl Inc                COM      071813 10 9    4,029       71,501 SH   SOLE              0   0   71,501
Becton Dickinson & Co          COM      075887 10 9    2,795	   37,517 SH   SOLE              0   0   37,517
Berkshire Hathaway Inc Del    CL B      084670 20 7      591          164 SH   SOLE              0   0      164
Boeing Co                      COM      097023 10 5    3,149       32,751 SH   SOLE              0   0   32,751
BP PLC               SPONSORED ADR      110889 40 9    4,521       62,680 SH   SOLE              0   0   62,680
Cadbury Schweppes PLC          ADR      127209 30 2    2,938       54,111 SH   SOLE              0   0   54,111
CBS Corp.                      COM      124857 20 2      452       13,587 SH   SOLE              0   0   13,587
Chevron Corp New               COM      166764 10 0    5,121       60,800 SH   SOLE              0   0   60,800
Cisco Sys Inc                  COM      17275R 10 2    3,884      139,469 SH   SOLE              0   0  139,469
Citigroup Inc                  COM      172967 10 1    1,671       32,587 SH   SOLE              0   0   32,587
Citizens Communications Co     COM      17453B 10 1      879       57,600 SH   SOLE              0   0   57,600
Coca Cola Co                   COM      191216 10 0    2,355       45,034 SH   SOLE              0   0   45,034
ConocoPhillips                 COM      20825C 10 4    2,250       28,671 SH   SOLE              0   0   28,671
Corning Inc                    COM      219350 10 5    2,075       81,234 SH   SOLE              0   0   81,234
Costco Whsl Corp New           COM      22160Q 10 2    2,569       43,904 SH   SOLE              0   0   43,904
Disney Walt Co.                COM      254687 10 6    2,260       66,201 SH   SOLE              0   0   66,201
EMC Corp Mass                  COM      268648 10 2    1,219       67,385 SH   SOLE              0   0   67,385
Ebay Inc                       COM      278642 10 3    1,278       39,725 SH   SOLE              0   0   39,725
Electronic Arts Inc            COM      285512 10 9      911       19,265 SH   SOLE              0   0   19,265
Emerson Elec Co                COM      291011 10 4    1,927       41,191 SH   SOLE              0   0   41,191
Exxon Mobil Corp               COM      30231G 10 2    4,299       51,263 SH   SOLE              0   0   51,263
Fifth Third Bancorp            COM      316773 10 0      479       12,050 SH   SOLE              0   0   12,050
First Data Corp                COM      319963 10 4    1,678       51,371 SH   SOLE              0   0   51,371
Gannett Inc                    COM      364730 10 1    2,498       45,463 SH   SOLE              0   0   45,463
Genentech Inc New              COM      368710 40 6    1,492       19,730 SH   SOLE              0   0   19,730
General Electric Co            COM      369604 10 3    4,526      118,241 SH   SOLE              0   0  118,241
General Mills Inc.             COM      370334 10 4    1,446       24,757 SH   SOLE              0   0   24,757
Getty Images Inc.	       COM      374276 10 3      456        9,550 SH   SOLE              0   0    9,550
Google Inc.                  CL  A      38259P 50 8    1,442        2,759 SH   SOLE              0   0    2,759
Hain Celestial Group Inc       COM      405217 10 0      431       15,900 SH   SOLE              0   0   15,900
Hewlett-Packard Co             COM      428236 10 3    4,454       99,822 SH   SOLE              0   0   99,822
Home Depot Inc                 COM      437076 10 2    2,920       74,221 SH   SOLE              0   0   74,221
Hubbell Inc                  CL  A      443510 10 2    1,295       23,950 SH   SOLE              0   0   23,950
Hubbell Inc                  CL  B      443510 20 1      561       10,361 SH   SOLE              0   0   10,361
Hutton Tele Trust              COM      447900 10 1       85       24,000 SH   SOLE              0   0   24,000
Icoa Inc.                      COM      449292 20 0        0       50,000 SH   SOLE              0   0   50,000
Intel Corp                     COM      458140 10 0    5,588      235,407 SH   SOLE              0   0  235,407
Intl Business Machs            COM      459200 10 1    6,515       61,905 SH   SOLE              0   0   61,905
Intl Game Technolog            COM      459902 10 2    1,131       28,500 SH   SOLE              0   0   28,500
Jacobson Stores                COM      469834 10 5        0       69,255 SH   SOLE              0   0   69,255
Johnson & Johnson              COM      478160 10 4    4,384       71,160 SH   SOLE              0   0   71,160
Kroger Co	               COM      501044 10 1      208        7,416 SH   SOLE              0   0    7,416
Lee Enterprises Inc            COM      523768 10 9      331       15,901 SH   SOLE              0   0   15,901
Liberty Media Capital          COM      53071M 30 2      546        4,645 SH   SOLE              0   0    4,645
Liberty Media Interactive      COM      53071M 10 4      517       23,191 SH   SOLE              0   0   23,191
Lilly Eli & Co.                COM      532457 10 8    3,033       54,284 SH   SOLE              0   0   54,284
Masco Corp                     COM      574599 10 6    1,833       64,399 SH   SOLE              0   0   64,399
Mc Cormick & Co Inc    COM NON VTG      579780 20 6    2,836       74,293 SH   SOLE              0   0   74,293
McClatchy Co                  CL A      579489 10 5      290       11,475 SH   SOLE              0   0   11,475
Medtronic Inc                  COM      585055 10 6      853       16,456 SH   SOLE              0   0   16,456
Merck & Co Inc                 COM      589331 10 7    1,085       21,790 SH   SOLE              0   0   21,790
Microsoft Corp                 COM      594918 10 4    3,399      115,356 SH   SOLE              0   0  115,356
Motorola Inc                   COM      620076 10 9    1,753       99,095 SH   SOLE              0   0   99,095
Mueller Water Products         COM      624758 10 8      735       43,125 SH   SOLE              0   0   43,125
New York Times Co             CL A      650111 10 7      926       36,485 SH   SOLE              0   0   36,485
Nike Inc.                     CL B      654106 10 3    1,206       20,690 SH   SOLE              0   0   20,690
Oracle Corp		       COM      68389X 10 5      893       45,348 SH   SOLE              0   0   45,348
Pentair Inc.                   COM      709631 10 5    2,187       56,710 SH   SOLE              0   0   56,710
Pepsico Inc                    COM      713448 10 8    4,968       76,618 SH   SOLE              0   0   76,618
Pfizer Inc                     COM      717081 10 3    5,374      210,192 SH   SOLE              0   0  210,192
Procter & Gamble Co            COM      742718 10 9    4,280       69,951 SH   SOLE              0   0   69,951
Royal Dutch Shell PLC  SPONS ADR A      780259 20 6      578        7,125 SH   SOLE              0   0    7,125
Schlumberger Ltd               COM      806857 10 8    5,513       64,907 SH   SOLE              0   0   64,907
Snap On Inc                    COM      833034 10 1    1,298       25,715 SH   SOLE              0   0   25,715
Spectra Energy Corp            COM      847560 10 9      454       17,525 SH   SOLE              0   0   17,525
Starbucks Corp                 COM      855244 10 9    1,037       39,525 SH   SOLE              0   0   39,525
Sysco Corp                     COM      871829 10 7    2,318       70,283 SH   SOLE              0   0   70,283
Target Corp                    COM      87612e 10 6    3,822       60,096 SH   SOLE              0   0   60,096
Time Warner Inc                COM      887317 10 5    2,502      118,949 SH   SOLE              0   0  118,949
U S T Inc                      COM      902911 10 6      792       14,750 SH   SOLE              0   0   14,750
Union Pac Corp                 COM      907818 10 8    1,068        9,275 SH   SOLE              0   0    9,275
United Natural Foods Inc       COM      911163 10 3      423       15,925 SH   SOLE              0   0   15,925
United Parcel Service Inc      COM      911312 10 6    3,168       43,405 SH   SOLE              0   0   43,405
Verizon Communications         COM      92343v 10 4    2,726       66,231 SH   SOLE              0   0   66,231
Viacom Inc                    CL B      925524 30 8      754       18,112 SH   SOLE              0   0   18,112
Vodafone Group PLC   SPONSORED ADR      92857W 10 0    2,146       63,837 SH   SOLE              0   0   63,837
Wal Mart Stores Inc            COM      931142 10 3    1,600       33,263 SH   SOLE              0   0   33,263
Walgreen Co.                   COM      931422 10 9    1,930       44,350 SH   SOLE              0   0   44,350
Watts Water Tech Inc.         CL A      942749 10 2    1,587       42,360 SH   SOLE              0   0   42,360
Wells Fargo & Co New           COM      949746 10 1    1,655       47,066 SH   SOLE              0   0   47,066
Western Union Company          COM      959802 10 9      748       35,955 SH   SOLE              0   0   35,955
Wyeth                          COM      983024 10 0    4,606       80,336 SH   SOLE              0   0   80,336
Yahoo Inc                      COM      984332 10 6    1,402       51,695 SH   SOLE              0   0   51,695
Zimmer Hldgs Inc               COM      98956P 10 2    1,413       16,650 SH   SOLE              0   0   16,650
